Commitments & Contingencies (Details) - USD ($)	Jan. 26, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and other current liabilities (Note 8)		$ 20,957,000	$ 9,891,000	$ 7,654,000
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Fixed underwriting discount per unit	$ 0.20
Fixed underwriting discount	$ 4,600,000
Deferred under writing discount per unit	$ 0.35
Deferred underwriting discount	$ 8,050,000
Accrued expenses and other current liabilities (Note 8)		$ 8,050,000	$ 62,500